FINANCING CHARGES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Banking and Thrift, Interest [Abstract]
Interest on long-term debt	$ 668	$ 575
Interest on regulatory accounts	25	15
Interest on short-term notes	21	44
Other	19	12
Less: Interest capitalized on construction and development in progress	(89)	(71)
Interest earned on cash and cash equivalents	(23)	(11)
Realized gain on cash flow hedges (interest-rate swap agreements) (Notes 7, 17)	(4)	(2)
Net financing charges	$ 617	$ 562